Debt - Euro Term Loans - Narrative (Details) € in Millions, $ in Millions		1 Months Ended	12 Months Ended
	Jun. 30, 2022 USD ($)	Jul. 31, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Jul. 21, 2021 EUR (€) facility
Debt Instrument [Line Items]
Minimum principal balance of intercompany loans securing the debt			$ 10
Euro Term Loan Facilities due January 2027 | Term loan
Debt Instrument [Line Items]
Principal			884	$ 1,067
Repurchase amount			$ 200
Effective interest rate (as a percent)			5.42%	2.15%
Annual permitted acquisition limit (as a percent)		10.00%
Lifetime permitted acquisition limit		$ 2,250
Euro Term Loan Facilities due January 2027 | Term loan | Minimum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears			1 month
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms	$ 300	400
Euro Term Loan Facilities due January 2027 | Term loan | Maximum
Debt Instrument [Line Items]
Debt instrument, term of payment in arrears			6 months
Maximum aggregate dividends and repurchases in each calendar year, per debt agreement terms		$ 550
Annual permitted acquisition limit (as a percent)		15.00%
Lifetime permitted acquisition limit		$ 2,500
Amended Term Loan Facilities Due In 2027 | Term loan
Debt Instrument [Line Items]
Number of term loan facilities | facility					2
Principal | €					€ 500